Summary of Significant Accounting Policies - Internal-Use Software (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Capitalized Computer Software, Gross	$ 0